U.S. SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                  FORM 24F-2
         ANNUAL NOTICE OF SECURITES SOLD
             PURSUANT TO RULE 24F-2

1. Name and address of issuer:

   The Prudential Variable Contract Account - 2
   655 Broad Street
   17th Floor
   Newark, New Jersey 07102-4077

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
   classes):	[X]

3. Investment Company Act File Number:  811-01612

   Securities Act File Number:  2-28316

4. (a) Last day of fiscal year for which this Form is filed: 12/31/2017

   (b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). [ ]

   (c) Check box if this is the last time the issuer will be filing this Form. [ ]

5. Calculation of registration fee:

   (i) Aggregate sale price of securities sold during
   the fiscal year pursuant to section 24(f):           $1,184,726

   (ii)	Aggregate price of securities redeemed
   or repurchased during the fiscal year:              $28,165,279

   (iii) Aggregate price of securities
   redeemed or repurchased during any
   prior fiscal year ending no earlier
   than October 11, 1995 that were not
   previously used to reduce registration
   fees payable to the Commission:                    $833,776,540

   (iv)	Total available redemption credits
   [add items 5(ii) and 5(iii)]:                      $861,941,819

   (v) Net sales -- if item 5(i) is greater than
   Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:   $0

   (vi)	Redemption credits available for
   use in future years -- if Item 5(i) is
   less than Item 5(iv) [subtract Item 5(iv)
   from Item 5(i)]:                                   $(860,757,093)

   (vii) Multiplier for determining registration fee:   X  0.0001245

   (viii) Registration fee due [multiply Item 5(v) by
   Item 5(vii)]:                                       = $0

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year: $0

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A


   Method of Delivery: N/A

   [   ] Wire Transfer
   [   ] Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: /s/ Peter Parrella
    Peter Parrella
    Assistant Treasurer

Date: March 20, 2018